Loans from related companies (Tables)	6 Months Ended
Jun. 30, 2025
Loans From Related Companies
Schedule of repayment of loans from related companies

Details of the repayment schedule in respect of the loans from related companies are as follows:

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Loans repayable:
Within one year or on demand	-	-	15,677,958

In the second to fifth years, inclusive	4,794,504	37,636,377	22,985,054
More than five years	735,624	5,774,577	5,019,819
	5,530,128	43,410,954	28,004,873

	5,530,128	43,410,954	43,682,831